Share-based Compensation - Schedule of stock options outstanding (Details) - Share	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	24,687,068	12,018,143	7,503,691
Number exercisable	10,660,491
Exercise Price $0.28-$0.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	13,984,612
Options outstanding, Weighted average remaining contractual life (years)	9 years 9 months 10 days
Number exercisable	1,925,669
Options exercisable, Weighted average remaining contractual life (years)	9 years 7 months 24 days
Exercise Price $1.86-$9.92
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	7,422,273
Options outstanding, Weighted average remaining contractual life (years)	7 years 10 months 24 days
Number exercisable	5,497,265
Options exercisable, Weighted average remaining contractual life (years)	7 years 6 months 18 days
Exercise Price $10.76-$34.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	3,280,183
Options outstanding, Weighted average remaining contractual life (years)	6 years 5 months 15 days
Number exercisable	3,237,557
Options exercisable, Weighted average remaining contractual life (years)	6 years 5 months 15 days